Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 Options £ / shares	Dec. 31, 2025 Options £ / shares
2021 Incentive Plan
Share-based payments
Outstanding, start of year | Options	7,736,819	1,171,210
Granted during the year | Options	2,567,620	7,254,116
Exercised during the year | Options	(81,628)	(546,886)
Forfeited during the year | Options	(1,624,360)	(141,621)
Outstanding, end of year | Options	8,598,451	7,736,819
Weighted average exercise price, Outstanding, start of year | £ / shares	£ 1.42	£ 0.91
Weighted average exercise price, Granted during the year | £ / shares	1.95	1.41
Weighted average exercise price, Exercised during the year | £ / shares		0.62
Weighted average exercise price, Forfeited during the year | £ / shares	0.42
Weighted average exercise price, Outstanding, end of year | £ / shares	£ 1.7	£ 1.42
EMI Scheme
Share-based payments
Outstanding, start of year | Options	861,172	945,429
Exercised during the year | Options	(18,309)	(57,181)
Forfeited during the year | Options	(5,161)	(27,076)
Outstanding, end of year | Options	837,702	861,172
Weighted average exercise price, Outstanding, start of year | £ / shares	£ 1.8	£ 2.2
Weighted average exercise price, Exercised during the year | £ / shares	1.8	8.7
Weighted average exercise price, Forfeited during the year | £ / shares	1.8	1.8
Weighted average exercise price, Outstanding, end of year | £ / shares	£ 1.8	£ 1.8